Related Party Transactions	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

2)	Related party transactions

During the year ended September 30, 2020, the Company purchased a total of $14,521,129 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2020, the Company had no outstanding accounts payable balance to this entity. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2020, the Company had outstanding balance of USD $5,342,512 to Taizhou Huadi.

During the year ended September 30, 2020, the Company sold a total of $3,228,396 steel materials to Taizhou Huadi. As of September 30, 2020, the Company had accounts receivable of $1,880,762 from this entity.

During the year ended September 30, 2019, the Company purchased a total of $11,641,219 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2019, the Company had no outstanding accounts payable balance to this entity. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2019, the Company had outstanding advance balance of $5,251,600 to Taizhou Huadi.

During the year ended September 30, 2018, the Company purchased a total of $12,265,399 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2018, the Company had no outstanding balance of accounts payable to Taizhou Huadi.

During the year ended September 30, 2019, the Company sold a total of $1,276,462 steel materials to Taizhou Huadi Material Technology Co. As of September 30, 2019, the Company had accounts receivable of $498,125 from this entity.

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co., a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD), of which RMB 7,000,000 ($1,030,989, $979,336 and $1,019,220 in USD, respectively) has not been collected as of September 30, 2020, 2019 and 2018.

Jueqin Wang periodically provides working capitals to support the Company’s operations when needed. During fiscal year 2020, Jueqin Wang advanced RMB 500,000 ($71,371 in USD). As of September 30, 2020, and 2019 and 2018, the Company had outstanding payable due to Jueqin Wang with an amount of $341,374, and $254,319 and $281,892, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Jueqin Wang.

During the year ended September 30, 2020, the Company borrowed RMB 10,000,000 ($1,427,429 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During fiscal year 2019, the Company borrowed RMB 5,000,000 ($699,526 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. The borrowing is unsecured and due on demand with no fixed term. The balance has been fully paid in fiscal year 2020.

During the year ended September 30, 2018, the Company borrowed RMB 4,000,000 ($582,411 in USD) with 8.1% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. The borrowing is unsecured and due on demand with no fixed term. The balance has been fully paid in fiscal year 2019.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,715 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2020, the Company fully repaid the loan.

During the year ended September 30, 2019, the Company net borrowed RMB 5,000,000 ($699,526 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2019, the Company borrowed RMB 12,500,000 ($1,748,814 in USD), from Yiyu Wang, an immediate family member of majority shareholder of the Company, as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2020, a total of RMB 6,260,000 ($893,571 in USD) was repaid by The Company, and as of September 30, 2020 the Company had outstanding payable due to Yiyu Wang with an amount of $919,053.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,713 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2019, the Company net borrowed RMB 5,000,000 ($699,526 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2020, the Company borrowed RMB 1,000,000 ($142,743 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

3)	Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2020 and 2019:

Accounts	Name of related parties	2020	2019
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$5,342,512	$5,251,600
Accounts receivable	Taizhou Huadi Industrial Ltd.	1,880,762	-
Other receivables	Huashang Micro Finance Co.	1,030,989	979,336
Accounts receivable	Taizhou Huadi Material Technology Co.	-	498,125
Liabilities to related parties:
Due to related parties	Di Wang	(147,284)	-
Due to related parties	Jueqin Wang	(341,374)	(254,319)
Due to related parties	Huizhi Wang	-	(699,526)
Due to related parties	Juelin Wang	-	(699,526)
Due to related parties	Yiyu Wang	(919,053)	(1,748,813)
Due to related parties	Bing Zhang	-	(699,526)
Net receivables from related parties		$6,846,552	$2,627,351